RELATED PARTY DISCLOSURES - Summary of Transactions With Related Parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (330)	£ (236)	£ (861)
Interest, fees and other expenses paid	976	1,176	549
Amounts owed by related parties	5,467	5,387
Amounts owed to related parties	(15,249)	(15,492)
Ultimate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(23)	(8)	(710)
Interest, fees and other expenses paid	138	414	47
Amounts owed by related parties	587	800
Amounts owed to related parties	(944)	(1,062)
Immediate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(7)	(7)	(6)
Interest, fees and other expenses paid	526	504	308
Amounts owed by related parties	0	0
Amounts owed to related parties	(12,392)	(13,279)
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(42)	(38)	(69)
Interest, fees and other expenses paid	228	203	177
Amounts owed by related parties	68	101
Amounts owed to related parties	(346)	(370)
Joint ventures
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(258)	(183)	(76)
Interest, fees and other expenses paid	84	55	£ 17
Amounts owed by related parties	4,812	4,486
Amounts owed to related parties	£ (1,567)	£ (781)